Loans and Allowance for Credit Losses, Significant Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 12,447	$ 7,362
Sales	(6,680)	(5,723)
Transfers to mortgages/loans held for sale	(105)	(239)
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	12,280	7,078
Sales	(5,840)	(4,705)
Transfers to mortgages/loans held for sale	(84)	(164)
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	167	284
Sales	(840)	(1,018)
Transfers to mortgages/loans held for sale	$ (21)	$ (75)